Notes Payable (Details) - Schedule of conversion options were valued using the Black-Scholes option pricing model - Notes payable [Member]	12 Months Ended
Dec. 31, 2021 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	55.40%
Expected term (years)	1 year 14 days
Risk-free interest rate	0.38%
Dividend yield	0.00%
Publicly traded price of CleanTech common stock (in Dollars per share)	$ 10
Estimated fair value of Nauticus common stock (in Dollars per share)	$ 35.52